Reporting Segments (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information
Assets	$ 125,193	$ 130,500	$ 132,209
Investments	95,618	100,483	99,833
Property-Liability
Segment Reporting Information
Assets	49,791	47,536	47,143
Investments	35,998	35,048	34,526
Allstate Financial
Segment Reporting Information
Assets	72,526	78,732	81,561
Investments	57,373	61,582	62,216
Corporate and Other
Segment Reporting Information
Assets	2,876	4,232	3,505
Investments	$ 2,247	$ 3,853	$ 3,091